The Company and basis of presentation - Insurance contracts (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ 16,284
Incurred claims and other directly attributable expenses	(151,466)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(9,964)
Claims and other directly attributable expenses paid	5,473
Premium revenue	297,222
Foreign currency translation and other changes	(983)
Insurance contract receivables (liabilities) at end of period	156,566
Present value of future cash flows
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	18,085
Incurred claims and other directly attributable expenses	(152,011)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(9,964)
Claims and other directly attributable expenses paid	5,473
Premium revenue	297,222
Foreign currency translation and other changes	(1,014)
Insurance contract receivables (liabilities) at end of period	157,791
Risk adjustment for non-financial risk
Insurance contracts
Insurance contract receivables (liabilities) at beginning of period	(1,801)
Incurred claims and other directly attributable expenses	545
Foreign currency translation and other changes	31
Insurance contract receivables (liabilities) at end of period	(1,225)
Liability for remaining coverage
Insurance contracts
Insurance contract receivables (liabilities) at end of period	€ 0